Company Information (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Company Information (Details) [Line Items]
Accumulated deficit	$ (167,512)	$ (162,130)		$ (79,176)
Cash and cash equivalents		$ 100
Interest rate	12.00%	12.00%	12.00%
Convertible 12% Promissory Notes [Member]
Company Information (Details) [Line Items]
Interest rate	12.00%
Convertible Debt [Member] | Convertible 12% Promissory Notes [Member]
Company Information (Details) [Line Items]
Interest rate	12.00%